Investments in and Advances to Unconsolidated Ventures Investments in and Advances to Unconsolidated Ventures (Details 3) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment in and advances to unconsolidated ventures
Transaction costs	$ 8,058	$ 3,753	$ 12,464	$ 2,571	$ 0
Other interest expense	26,377	15,110	85,868	49,912	61,940
Depreciation and amortization	27,049	14,705	93,470	47,499	42,806
Costs and Expenses	126,952	84,544	405,949	268,469	295,467
Equity in earnings (losses) of unconsolidated ventures	31,792	8,313	85,477	88	(2,738)
Corporate Joint Venture [Member]
Investment in and advances to unconsolidated ventures
Revenue, Net			322,944	44,378	8,738
Operating Expenses			89,807	21,357	15,089
Transaction costs			5,199	0	0
Other interest expense			37,838	18,217	18,618
Depreciation and amortization			9,564	2,993	2,328
Costs and Expenses			142,408	42,567	36,035
Net Income (Loss) Attributable to Parent			180,536	1,811	(27,297)
Equity in earnings (losses) of unconsolidated ventures			$ 85,477	$ 88	$ (2,738)